Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2012	2011

Salaries and benefits	$1,937	$1,633
Interest payable	139	58
Professional fees	33	80
Vendor purchases	92	301
Sales tax payable	293	230
Customer deposits	139	75
Other fees and expenses	262	128

Total accrued expenses and other current liabilities	$2,895	$2,505